INTANGIBLE ASSETS, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Gross carrying amount	$ 23,495	$ 14,088
Less: accumulated amortization	(6,277)	(3,872)
Intangible assets, net	17,218	10,216
Amortization expense on intangible assets	2,317	1,439	$ 900
Computer software
INTANGIBLE ASSETS, NET
Gross carrying amount	15,596	8,525
Less: accumulated amortization	(5,172)	(3,041)
License
INTANGIBLE ASSETS, NET
Gross carrying amount	4,261	2,000
Others
INTANGIBLE ASSETS, NET
Gross carrying amount	3,638	3,563
Less: accumulated amortization	$ (1,105)	$ (831)